FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Disclosure of borrowings
The following table summarises the book value and fair value of the Group’s borrowings as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Fair value of borrowings	5,953	6,643
Book value of borrowings (Note 12)	5,748	6,437

Disclosure of fair value measurement of assets
The following table summarises the fair value of the assets and liabilities as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Assets at fair value:
Derivatives (Note 11)	22	58
Liabilities at fair value:
Derivatives (Note 11)	94	9

Disclosure of fair value measurement of liabilities
The following table summarises the fair value of the assets and liabilities as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Assets at fair value:
Derivatives (Note 11)	22	58
Liabilities at fair value:
Derivatives (Note 11)	94	9